GEOGRAPHICAL SALES AND SEGMENTS (Tables)	12 Months Ended
Dec. 31, 2020
GEOGRAPHICAL SALES AND SEGMENTS
Schedule of Sales by Geographical Area

	Year Ended December 31,
	2020	2019	2018

Domestic Sales	$136,563,098	$136,414,471	$131,642,673
International Sales	2,014,772	2,485,886	4,462,194
	$138,577,870	$138,900,357	$136,104,867